UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10599

Tax-Managed Small-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Auto Components — 2.6%
BorgWarner, Inc.	26,100	$1,052,352
Cooper Tire & Rubber Co.	85,500	787,455
		$1,839,807
Capital Markets — 2.0%
optionsXpress Holdings, Inc.	57,400	$1,424,094
		$1,424,094
Chemicals — 2.3%
RPM International, Inc.	78,600	$1,611,300
		$1,611,300
Commercial Banks — 11.1%
First Midwest Bancorp, Inc.	86,700	$1,779,951
National Penn Bancshares, Inc.	101,300	1,360,459
Prosperity Bancshares, Inc.	57,000	1,829,700
Sterling Bancshares, Inc.	166,200	1,615,464
Trustmark Corp.	73,100	1,320,186
		$7,905,760
Commercial Services & Supplies — 3.4%
Pike Electric Corp. (1)	79,000	$1,406,200
School Specialty, Inc. (1)	31,000	1,032,610
		$2,438,810
Computer Peripherals — 1.9%
Brocade Communications Systems, Inc. (1)	197,200	$1,331,100
		$1,331,100
Containers & Packaging — 2.4%
AptarGroup, Inc.	44,700	$1,729,890
		$1,729,890
Electric Utilities — 4.0%
Cleco Corp.	66,900	$1,681,197
Westar Energy, Inc.	52,400	1,156,992
		$2,838,189
Electrical Equipment — 2.3%
A.O. Smith Corp.	41,000	$1,627,700
		$1,627,700
Electronic Equipment & Instruments — 1.5%
Technitrol, Inc.	75,700	$1,061,314
		$1,061,314
Energy Equipment & Services — 2.6%
Bristow Group, Inc. (1)	19,100	$859,309
Oil States International, Inc. (1)	18,400	1,009,792
		$1,869,101
Food & Staples Retailing — 4.5%
BJ’s Wholesale Club, Inc. (1)	39,000	$1,463,670
Longs Drugstores Corp.	36,700	1,715,725
		$3,179,395
Food Products — 1.6%
Chiquita Brands International, Inc. (1)	74,700	$1,146,645
		$1,146,645
Gas Utilities — 2.7%
Piedmont Natural Gas Co., Inc.	73,400	$1,965,652
		$1,965,652
Health Care Equipment & Supplies — 2.2%
West Pharmaceutical Services, Inc.	33,500	$1,538,320
		$1,538,320

1

Health Care Providers & Services — 2.0%
Owens & Minor, Inc.	31,400	$1,441,888
		$1,441,888
Hotels, Restaurants & Leisure — 2.1%
Jack in the Box, Inc. (1)	69,400	$1,497,652
		$1,497,652
Household Durables — 2.3%
Tupperware Brands Corp.	41,600	$1,622,400
		$1,622,400
Household Products — 2.0%
Church & Dwight Co., Inc.	25,500	$1,399,185
		$1,399,185
Industrial Conglomerates — 4.6%
Teleflex, Inc.	26,300	$1,612,716
Walter Industries, Inc.	15,700	1,646,459
		$3,259,175
Insurance — 5.8%
IPC Holdings, Ltd.	62,600	$2,009,460
Protective Life Corp.	49,200	1,769,232
Zenith National Insurance Corp.	10,500	361,305
		$4,139,997
IT Services — 1.3%
Ness Technologies, Inc. (1)	77,000	$952,490
		$952,490
Leisure Equipment & Products — 1.9%
RC2 Corp. (1)	60,400	$1,386,784
		$1,386,784
Machinery — 8.5%
Albany International Corp., Class A	25,200	$723,240
Barnes Group, Inc.	29,600	668,664
CLARCOR, Inc.	22,700	874,404
Nordson Corp.	23,400	1,653,444
Trinity Industries, Inc.	11,500	432,860
Wabtec Corp.	30,400	1,687,200
		$6,039,812
Oil, Gas & Consumable Fuels — 2.4%
Penn Virginia Corp.	9,300	$564,975
Rosetta Resources, Inc. (1)	48,600	1,147,932
		$1,712,907
Personal Products — 2.0%
Chattem, Inc. (1)	21,650	$1,395,775
		$1,395,775
Pharmaceuticals — 2.0%
Sciele Pharma, Inc. (1)	78,150	$1,457,498
		$1,457,498
Semiconductors & Semiconductor Equipment — 4.5%
Diodes, Inc. (1)	51,050	$1,325,769
ON Semiconductor Corp. (1)	203,500	1,910,865
		$3,236,634
Software — 1.0%
THQ, Inc. (1)	46,500	$705,870
		$705,870
Specialty Retail — 0.6%
Stage Stores, Inc.	30,000	$444,600
		$444,600
Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc. (1)	95,700	$1,581,921
Hanesbrands, Inc. (1)	26,000	557,440
		$2,139,361

2

Thrifts & Mortgage Finance — 3.1%
First Niagara Financial Group, Inc.	157,100	$2,197,829
		$2,197,829
Total Common Stocks (identified cost $58,728,005)		$68,536,934
Total Investments — 96.2% (identified cost $58,728,005)		$68,536,934
Other Assets, Less Liabilities — 3.8%		$2,740,626
Net Assets — 100.0%		$71,277,560

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,728,005
Gross unrealized appreciation	$12,527,652
Gross unrealized depreciation	(2,718,723)
Net unrealized appreciation	$9,808,929

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 17, 2008